Cover	Dec. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2021
Entity File Number	001-40203
Entity Registrant Name	FTAC PARNASSUS ACQUISITION CORP.
Entity Central Index Key	0001839972
Entity Tax Identification Number	85-4366403
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(215)
Local Phone Number	701-9555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	FTPAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FTPA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	FTPAW
Security Exchange Name	NASDAQ